Dividends	12 Months Ended
Mar. 31, 2014
Dividends

15. Dividends

The amount available for dividends under the Companies Act is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2014, MHFG’s capital stock, capital surplus and retained earnings were ¥2,254,973 million, ¥1,194,865 million and ¥1,419,866 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2014 was ¥1,199,215 million, of which ¥1,194,865 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for the legal reserve, the Companies Act and the Banking Act impose certain limitations on the amount available for dividends. Under the Companies Act, MHFG’s maximum amount available for dividends, at March 31, 2014, was ¥1,412,282 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Act and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum Common Equity Tier 1 capital ratio of 4.5% (3.5% in 2013 and 4.0% in 2014) for capital adequacy purposes under the rules in Basel III. See Note 17 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

2013	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	7,451
Thirteenth series class XIII preferred stock	30	1,101
Common stock	6	144,170

Total		152,722

2014	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	6,717
Thirteenth series class XIII preferred stock (3)	15	550
Common stock	6	144,998

Total		152,265

Notes:

(1)	As MHFG commenced distributing an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.
(3)	On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. Consequently, the amount for the fiscal year does not include interim dividends.